INCOME TAX AND SOCIAL CONTRIBUTION - Income Taxes Reported (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax And Social Contribution
Income tax expense – current	R$ (1,718.9)	R$ (1,268.6)	R$ (1,048.9)
Deferred tax expense on temporary differences	1,012.6	1,072.9	(1,576.0)
Deferred tax on tax loss carryforward movements in the current period	1,361.9	(440.9)	862.4
Total deferred tax (expense)/income	2,374.5	632.0	(713.6)
Total income tax expenses	R$ 655.6	R$ (636.6)	R$ (1,762.5)